Stockholders' Equity and Partners' Capital (Tables)	6 Months Ended
Jun. 30, 2022
Equity [Abstract]
Schedule of Restricted Common Stock Activity	The following is a summary of our restricted common stock activity as of June 30, 2022 and 2021, respectively:

	June 30, 2022		June 30, 2021
	Restricted Common Stock	Weighted Average Grant Date Fair Value	Restricted Common Stock	Weighted Average Grant Date Fair Value
Beginning balance	529,862	$28.83	436,399	$28.27
Granted	158,543	30.81	354,288	26.62
Vested	(124,407)	27.37	(270,099)	27.48
Forfeited	(7,690)	29.58	(6,767)	28.87
Ending balance	556,308	$29.71	513,821	$27.54